Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Direct Offering
Net of issuance costs	$ 527
Public and Direct Offering
Net of issuance costs		$ 1,161